Related Party Transactions (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2023 USD ($)	Sep. 14, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jan. 26, 2024 USD ($)	Dec. 27, 2023 USD ($)	Nov. 17, 2023 USD ($)	Jun. 30, 2023	Apr. 30, 2023	Oct. 31, 2022 USD ($)	Feb. 25, 2022 USD ($)	Jan. 29, 2021 USD ($)
Related Party Transaction [Line Items]
Accounts payable			$ 26,110,000		$ 26,110,000		$ 30,172,000
Increase (decrease) in equity							1,047,000	$ 6,188,000
Revenue			76,923,000	$ 62,027,000	235,908,000	$ 239,397,000	315,362,000	320,042,000
Due from related parties, non-current							0	2,629,000
Long-term debt			197,876,000		197,876,000		193,289,000
Senior Notes
Related Party Transaction [Line Items]
Unamortized debt issuance costs			638,000		638,000		$ 0
Interest expense			962,000	0	2,450,000	0
Potential prepayment premium, percentage											0.03
Prepayment event, change of control, minimum percentage of disposition of consolidated assets											0.50
Amount of outstanding principal due on each payment date, percentage											0.01
Period for which outstanding principal triggers a payment											30 days
Long-term debt									$ 25,643,000
Senior Notes | LGM Enterprises, LLC [Member]
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											1
Senior Notes | Subsequent Event
Related Party Transaction [Line Items]
Maximum aggregate principal amount											$ 25,773,000
Potential prepayment premium, percentage											0.03
Prepayment event, change of control, minimum percentage of disposition of consolidated assets											0.50
Amount of outstanding principal due on each payment date, percentage											0.01
Period for which outstanding principal triggers a payment											30 days
Long-term debt										$ 25,000,000
Senior Notes, Purchase or Refinancing of Aircraft | Subsequent Event
Related Party Transaction [Line Items]
Maximum aggregate principal amount											$ 25,000,000
Senior Notes - Cash Escrow Account
Related Party Transaction [Line Items]
Interest rate											3.00%
Senior Notes - Cash Escrow Account | Subsequent Event
Related Party Transaction [Line Items]
Interest rate											3.00%
Senior Notes - Principal Withdrawn and Released to Borrower
Related Party Transaction [Line Items]
Interest rate											13.00%
Senior Notes - Principal Withdrawn and Released to Borrower | Subsequent Event
Related Party Transaction [Line Items]
Interest rate											13.00%
FlyExclusive Jet Share, LLC | Senior Notes | LGM Enterprises, LLC [Member]
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											1
LGM Enterprises, LLC [Member]
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary							22.00%
LGM Enterprises, LLC [Member] | Senior Notes | Subsequent Event
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											1
Notes Payable to Banks
Related Party Transaction [Line Items]
Principal amount																$ 3,756,000
Interest rate														7.75%	7.75%	6.50%
Notes Payable to Banks | Bank #5
Related Party Transaction [Line Items]
Principal amount							$ 15,871,000
Interest rate							14.00%
Unamortized debt issuance costs			177,000		177,000		$ 879,000
Interest expense			809,000	0	2,372,000	0
Personal Guarantor | Senior Notes
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											0.51
Personal Guarantor | Senior Notes | Subsequent Event
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage											0.51
Related Party
Related Party Transaction [Line Items]
Accounts payable			314,000		314,000		0	72,000
Short term accounts receivable			1,892,000		1,892,000		1,911,000	2,996,000
Due from related parties, non-current							0	2,629,000
Short-term notes payable			22,455,000		22,455,000		18,939,000	$ 0
Term notes													$ 1,800,000				$ 5,280,000	$ 11,900,000
Equity interest acquired		50.00%
Non-cash settlement of trade receivables		$ 1,650,000
Equity interest distributed to equity holders	100.00%
Lease expense per month	$ 200,000
Debt transferred	$ 16,004,000
Related Party | Consolidated Subsidiary #1 [Member]
Related Party Transaction [Line Items]
Notes receivable, current portion			$ 2,305,000		$ 2,305,000		$ 2,433,000
Related party's ownership interest of a consolidated subsidiary			99.00%		99.00%		99.00%	99.00%
Related Party | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Notes receivable, current portion			$ 3,973,000		$ 3,973,000		$ 2,404,000	$ 2,545,000
Related party's ownership interest of a consolidated subsidiary			99.00%		99.00%		99.00%	99.00%
Related Party | Promissory Note
Related Party Transaction [Line Items]
Principal amount												$ 3,947,000
Interest rate												8.00%
Interest expense			$ 79,000	0	$ 237,000	0
Accrued interest			132,000		132,000		$ 0
Related Party | Promissory Note | Long-Term Promissory Note
Related Party Transaction [Line Items]
Principal amount							3,947,000
Interest rate												8.00%
Related Party | Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC
Related Party Transaction [Line Items]
Fuel costs			327,000	249	1,220,000	1,550,000	2,027,000	$ 2,185,000
Receivables, Net, Current			177		177		0
Related Party | Kinston Jet Center, LLC, Kinston Jet House, LLC and LGM Auto, LLC
Related Party Transaction [Line Items]
Rent expense			815,000	422,000	$ 2,877,000	$ 1,078,000	1,646,000	1,235,000
Related Party | Related Party #1
Related Party Transaction [Line Items]
Notes receivable, current portion							$ 2,404,000	2,572,000
Related Party | Related Party #1 | Consolidated Subsidiary #1 [Member]
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary							99.00%
Related Party | Related Party #2
Related Party Transaction [Line Items]
Notes receivable, current portion							$ 2,433
Related Party | Related Party #2 | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary							99.00%
Related Party | Supplier Concentration Risk | Cost of Revenue Benchmark
Related Party Transaction [Line Items]
Percentage of total fuel costs					2.00%	3.00%	3.00%
Related Party | Flights | Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue			4,446,000	6,034,000	$ 14,137,000	$ 18,387,000	$ 22,279,000	22,468,000
Related Party | Flights | Related Parties Excluding Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue							80,000	15,000
Related Party | Flights | Non-Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue			$ 40,000	$ 0	$ 40,000	$ 101,000
Related Party Receivables | Related Party
Related Party Transaction [Line Items]
Increase (decrease) in equity							$ 6,114,000	$ 12,894,000